Acquisitions - Additional Information (Details) ¥ in Thousands	Sep. 24, 2024 USD ($)	Sep. 24, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Business Combination [Line Items]
Goodwill impaired			$ 0
Sinovac Chengdu
Business Combination [Line Items]
Cash consideration	$ 122,889,000	¥ 897,000
Business combination acquired percentage			100.00%
Acquisition payable			$ 14,040,000
Date of acquisition	Sep. 24, 2024	Sep. 24, 2024